Note 18 - Financial Instruments	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
18.	Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable and other receivables. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to the receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across many different service lines.

During the year ended December 31, 2023, there were $8,102 (2022 - $2,172) of write-offs from the allowance for credit losses.

Interest rate risk

The Company maintains an interest rate risk management strategy that uses interest rate hedging contracts from time to time. The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.

Foreign currency risk

Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than U.S. dollars. A portion of revenue is generated by the Company’s Canadian operations. The Company’s head office expenses are incurred in Canadian dollars which is economically hedged by Canadian dollar denominated revenue.

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2023:

	Carrying value at	Fair value measurements
	December 31, 2023	Level 1	Level 2	Level 3

Contingent consideration liability	$63,478	$-	$-	$63,478
Interest rate swap assets	2,127	-	2,127	-

The Company has two interest rate swaps in place to exchange the floating interest rate on $182,500 of debt under its Credit Agreement for a fixed rate. The fair value of the interest rate swap asset was calculated through discounting future expected cash flows using the appropriate prevailing interest rate swap curve adjusted for credit risk. The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 8% to 10%). The range of discount rates is attributable to level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. Within the range of discount rates, there is a data point concentration at 9%. A 2% increase in the weighted average discount rate would not have a significant impact on the fair value of the contingent consideration balance.

	2023	2022

Balance, January 1	$34,188	$32,346
Amounts recognized on acquisitions	32,571	8,933
Fair value adjustments	16,366	(594)
Resolved and settled in cash	(20,136)	(6,806)
Other	489	309
Balance, December 31	$63,478	$34,188

Less: current portion	$31,604	$25,537
Non-current portion	$31,874	$8,651

The carrying amounts for cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated. The inputs to the measurement of the fair value of long term debt are Level 2 inputs. The fair value measurements were made using a net present value approach; significant model inputs were expected future cash outflows and discount rates (which range from 4.5% to 5.0%). The following are estimates of the fair values for other financial instruments:

	2023		2022
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$4,238	$4,238	$4,881	$4,881
Long-term debt	1,182,107	1,183,854	734,463	736,818

Other receivables include notes receivable from non-controlling shareholders and other non-current receivables.